IRA Ideal!

Defined Asset Funds (SM)

The Select S&P Industrial Portfolio

1998 Series G

Take indexing to another level...

[ML Logo] Merrill Lynch

Indexing - it's a strategy to mirror the returns of major indices. Why not take a step beyond?

The S&P Industrial Portfolio takes indexing to another level.

Instead of simply replicating an index, the Select S&P Industrial Strategy attempts to single out stocks within the index for a combination of value, capital appreciation and current dividend income.

The Portfolio seeks total return through a contrarian strategy of selecting 15 stocks from the S&P Industrial Index* with high dividend yields and potential value.

The Strategy

Like most Portfolios in the Select Series, the Select S&P Industrial Portfolio employs a "buy and hold" style of investing which follows a disciplined strategy. Each year, we intend to reapply the screening process to select a new Portfolio. You can reinvest in the next Portfolio, if available, at a reduced sales charge, or you can redeem your investment. Although each Portfolio is a one-year investment, we recommend you stay with the Strategy for at least three to five years for potentially more consistent results.

Select S&P Industrial Portfolio -- 1998 Series G(1)

------------
(1)  Initial date of deposit- October 26, 1998.


                                                     Current
                                         Ticker      Dividend
     Name of Issuer                      Symbol      Yield(2)
---------------------------------------------------------------
1.   UST, INC.                           UST         5.04%
---------------------------------------------------------------
2.   ROYAL DUTCH PETROLEUM               RD          3.37
     COMPANY(3)
---------------------------------------------------------------
3.   GENUINE PARTS COMPANY               GPC         3.22
---------------------------------------------------------------
4.   KELLOGG COMPANY                     K           2.76
---------------------------------------------------------------
5.   ALLTEL CORPORATION                  AT          2.56
---------------------------------------------------------------
6.   CONAGRA, INC.                       CAG         2.34
---------------------------------------------------------------
7.   HEINZ (H.J.) COMPANY                HNZ         2.32
---------------------------------------------------------------
8.   MAY DEPARTMENT STORES COMPANY       MAY         2.04
---------------------------------------------------------------
9.   ANHEUSER-BUSCH COMPANIES, INC.      BUD         1.94
---------------------------------------------------------------
10.  BESTFOODS                           BFO         1.90
---------------------------------------------------------------
11.  AIR PRODUCTS & CHEMICALS, INC.      APD         1.87
---------------------------------------------------------------
12.  EMERSON ELECTRIC COMPANY            EMR         1.84
---------------------------------------------------------------
13.  AMERICAN HOME PRODUCTS              AHP         1.80
     CORPORATION
---------------------------------------------------------------
14.  NEWELL COMPANY                      NWL         1.66
---------------------------------------------------------------
15.  ELECTRONIC DATA SYSTEMS             EDS         1.55
     CORPORATION
---------------------------------------------------------------

The Portfolio does not reflect the research opinions or any buy or sell recommendations of any of the Sponsors or Standard & Poor's.

------------
(2) Current dividend yield for each stock was calculated by annualizing the last monthly, quarterly or semi-annual ordinary dividend received on that stock and dividing the result by its market value as of the close of trading on October 23, 1998. There can be no assurance that future dividends, if any, will be maintained at the indicated rates.

(3) This issuer is a foreign issuer;the current semi-annual per share will be subject to withholding taxes.


Past Performance of Prior Select S&P Industrial Portfolios

Past Performance is no guarantee of future results.



-----------------------------------------------------------------------------
Series From Inception Through 9/30/98
     (including annual rollovers)         Most Recently Completed Portfolio
-----------------------------------------------------------------------------
Inception      Series       Return          Period          Series     Return
-----------------------------------------------------------------------------
 1/22/97         A          11.46%      1/22/97-3/13/98        A       31.43%
-----------------------------------------------------------------------------
 2/24/97         B          12.56       2/24/97-4/24/98        B       22.96
-----------------------------------------------------------------------------
 4/21/97         C          20.91       4/21/97-5/22/98        C       35.59
-----------------------------------------------------------------------------
  6/9/97         D           7.64       6/9/97-7/17/98         D       19.39
-----------------------------------------------------------------------------
 7/21/97         E           4.66       7/21/97-8/21/98        E        8.25
-----------------------------------------------------------------------------
  9/8/97         F           7.74
-----------------------------------------------------------------------------


The chart above shows average annual total returns which represent price changes plus dividends reinvested, divided by the initial public offering price, and reflects maximum sales charges and expenses. Returns for Series From Inception differ from Most Recently Completed Portfolio because the former figures reflect a reduced sales charge on annual rollovers and different performance periods.

The Selection Process

The Select S&P Industrial Portfolio looks for potential values in the equity market by investing in companies in the S&P Industrial Index that may be currently out of favor. It does this through a disciplined four-part screening process:

1. Defining the Universe: We begin with the S&P Industrial Index, a sub-set of the S&P 500 Index,* which includes only industrial stocks. Defined Asset Funds then removes any stocks that are a part of the Dow Jones Industrial Average*
(DJIA).

2. Quality Screen: We include only stocks that are ranked A+ or A by Standard & Poor's*. Standard & Poor's determines these stock rankings using a computerized system which focuses primarily on the growth and stability of per-share earnings and dividends. It then assigns a symbol to each stock, which ranges from A+ for the highest ranked stocks to D for those stocks which Standard & Poor's considers to be the most speculative. These rankings differ from credit-worthiness rankings of bonds and are not intended to predict stock price movements.

3. Market Capitalization: We then rank the stocks by their market capitalization from highest to lowest, and eliminate the lowest 25%. This allows the Portfolio to avoid smaller, less liquid issues.

4.Highest Dividend Yield: Finally, we rank the remaining stocks according to dividend yield. From that group, we select the 15 highest-yielding stocks, whose prices may be undervalued, for the Portfolio.

Avoid the teachings of speculators whose judgements are not confirmed by experience.
LEONARDO DA VINCI

Hypothetical Past Performance of the Strategy (not any Portfolio)

Growth of $10,000 Invested 1/1/73 Through 9/30/98

[A mountain chart compares the hypothetical past performance of the Strategy (ochre) from 1/1/73 through 9/30/98, the Dow Jones Industrial Average (DJIA)
(pink), the S&P 500 Index (purple) and the S&P Industrial Index (green). An ochre box in the upper left quadrant indicates the components of the Strategy performance section of the chart ("net of sales charges and expenses"). The horizontal (X) axis compares the cumulative annual performance by year, from 1/1/73 through 9/30/98. The vertical (Y) axis reflects the dollar amount value for each index from 1/1/73 through 9/30/98. The initial value of each investment is $10,000. Throughout the aforementioned period, increases in each investment builds towards the Y axis. At the end of this period, the Y axis reflects the ending value of the Strategy ($419,926), the ending value of the DJIA ($213,831), the ending value of the S&P 500 Index ($218,020) and the ending value of the S&P Industrial Index ($214,880).]

Since stocks in the Portfolio were chosen solely by applying the Strategy, we analyzed the Strategy to see how it could have performed. Past performance of the Strategy is no guarantee of future results of any Portfolio. The Strategy would have underperformed the DJIA in 8, the S&P 500 Index in 9 and the S&P Industrial Index in 8 of the last 25 years. There can be no assurance that any Portfolio will outperform these indices.

      *"Standard & Poor's," "S&P," "S&P 500" and "S&P Industrial Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Defined Asset Funds. The Portfolio is not sponsored, managed, sold or promoted by Standard & Poor's. The name "Dow Jones Industrial Average" is the property of Dow Jones & Company, Inc.


Annual Total Returns


                                                   S&P                                                            S&P
                                   S&P 500     Industrial                                         S&P 500     Industrial
Year     Strategy#       DJIA       Index         Index        Year      Strategy#      DJIA       Index         Index
------------------------------------------------------------------------------------------------------------------------
1973      -20.13%      -13.12%     -14.66%       -14.61%       1987         2.52         6.02        5.67         9.13
------------------------------------------------------------------------------------------------------------------------
1974       -5.35       -23.14      -26.47        -26.54        1988        42.04        15.95       16.58        15.80
------------------------------------------------------------------------------------------------------------------------
1975       40.63        44.40       36.92         36.78        1989        35.40        31.71       31.11        29.30
------------------------------------------------------------------------------------------------------------------------
1976       30.89        22.72       23.53         22.59        1990         0.96        -0.57       -3.20        -0.84
------------------------------------------------------------------------------------------------------------------------
1977       -6.53       -12.71       -7.19         -8.20        1991        27.06        23.93       30.51        30.39
------------------------------------------------------------------------------------------------------------------------
1978        6.06         2.69        6.39          7.50        1992        11.50         7.34        7.67         5.63
------------------------------------------------------------------------------------------------------------------------
1979       26.47        10.52       18.02         18.40        1993         2.28        16.72        9.97         8.90
------------------------------------------------------------------------------------------------------------------------
1980       18.23        21.41       31.50         32.98        1994        11.41         4.95        1.30         3.75
------------------------------------------------------------------------------------------------------------------------
1981        7.67        -3.40       -4.83         -6.69        1995        36.68        36.48       37.10        34.26
------------------------------------------------------------------------------------------------------------------------
1982       25.87        25.79       20.26         20.14        1996        12.25        28.57       22.69        22.70
------------------------------------------------------------------------------------------------------------------------
1983       24.72        25.68       22.27         22.79        1997        33.34        24.78       33.10        30.80
------------------------------------------------------------------------------------------------------------------------
1984       12.34         1.06        5.95          4.09       9/30/98      -2.58         0.57        6.06         9.54
------------------------------------------------------------------------------------------------------------------------
1985       29.98        32.78       31.43         30.08
------------------------------------------------------------------------------------------------------------------------
1986       28.78        26.91       18.37         18.54      Average       15.62%      12.63%      12.71%       12.65%

Average Annual Total Returns

------------------------------------------------------------------------------
For periods ending     3 year   5 year   10 year   15 year   20 year   25 year
12/31/97
------------------------------------------------------------------------------
Strategy#              26.63%   18.21%   20.34%    19.94%    19.07%    16.25%
------------------------------------------------------------------------------
DJIA                   29.85%   21.81%   18.41%    18.21%    16.33%    13.01%
------------------------------------------------------------------------------
S&P 500 Index          30.82%   20.06%   17.89%    17.37%    16.41%    12.85%
------------------------------------------------------------------------------
S&P Industrial Index   29.16%   19.48%   17.41%    17.12%    16.25%    12.64%
------------------------------------------------------------------------------

Returns represent price changes plus dividends reinvested at each year end, divided by the initial public offering price and do not reflect the deduction of any commissions or taxes. Portfolio performance will differ from the Strategy because of commissions, Portfolios are established and liquidated at different times during the year, they normally purchase and sell stocks at prices different from those used in determining Portfolio unit price, they are not fully invested at all times and stocks may not be weighted equally.

      #Net of Portfolio sales charges (2.75% for the first year, 1.75% for each subsequent year) and estimated expenses.


Defining Your Risks

The following are important facts to keep in mind when considering this investment. Please read them carefully. Your financial professional will be happy to answer any questions you may have.

o The Portfolio is designed for investors who can assume the risks associated with equity investments, and may not be appropriate for investors seeking capital preservation or high current income. Despite recent volatility, U.S. equity markets are still near historically high levels, and no assurance can be given that these levels will continue.
o There can be no assurance that the Portfolio will meet its objective, that dividend rates will be maintained or that stock prices will not decrease.
o The value of your investment will fluctuate with the prices of the underlying stocks.
o These stocks may have higher yields because they or their industries are experiencing financial difficulties or are out of favor. There can be no assurance that the market factors which caused these relatively low prices and high yields will change.


Tax Reporting

The proceeds received when you sell this investment will reflect the deduction of the deferred sales charge and, after the initial offering period, the charge for organization costs. In addition, the annual statement and the relevant tax reporting forms you receive at year-end will be based on the amount paid to you, net of the deferred sales charge and, after the initial offering period, the charge for organization costs. Accordingly, you should not increase the tax basis in your units by these charges.

Generally, dividends and any gains will be subject to tax each year, whether or not reinvested. Capital gains, if any, on assets held over a year will be taxed up to the maximum federal tax rate of 20%. However, on rollovers of future Portfolios, if available, investors will defer recognition of gains and losses for federal tax purposes on stocks that are transferred to the new Portfolio. Consult your tax advisor concerning state and local taxation.


Defining Your Costs

First-time investors pay an initial sales charge of about 1% when they buy. In addition, all investors pay a deferred sales charge of $17.50 per 1,000 units, about 1.75%, deducted over the last ten months of the Portfolio.

--------------------------------------------------------------------------
                                         As a % of
                                           Public           Amount Per
                                       Offering Price       1,000 Units
--------------------------------------------------------------------------
Initial Sales Charge                       1.00%               $10.00
--------------------------------------------------------------------------
Deferred Sales Charge                      1.75%               $17.50
--------------------------------------------------------------------------
Maximum Sales Charge                       2.75%               $27.50
--------------------------------------------------------------------------
Estimated Annual Operating Expenses
(as a % of net assets)                     0.179%              $1.77
--------------------------------------------------------------------------
Estimated Organization Costs                                   $0.88
--------------------------------------------------------------------------

If you sell your units before termination, the remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial charge will be waived. You will only pay the deferred sales charge and operating expenses.


Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

--------------------------------------------------------------------
        Amount                      Total Sales Charge as a % of
       Purchased                       Public Offering Price
--------------------------------------------------------------------
Less than $50,000                              2.75%
--------------------------------------------------------------------
$50,000 to $99,999                             2.50%
--------------------------------------------------------------------
$100,000 to $249,999                           2.00%
--------------------------------------------------------------------
$250,000 to $999,999                           1.75%
--------------------------------------------------------------------
$1,000,000 or more                             1.00%
--------------------------------------------------------------------


Select Now!

You can get started with the Select S&P Industrial Portfolio for about $250. Call your financial professional for a free prospectus containing more complete information, including all charges, expenses and risks. Please read it carefully before you invest.

The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Defined Asset Funds(SM)
Buy with knowledge.Hold with confidence


Equity Investor Funds

Other Select Services
Select Ten Portfolio
(DJIA)
United Kingdom Portfolio
(Financial Times Index)
Select Growth Portfolio
Select S&P Industry Turnaround Portfolio
Select Standard & Poor's Intrinsic Value Portfolio

Concept Series

Premier American Portfolio
Premier World Portfolio
Tele-Global Trust
Utility Portfolio

Index Series

S&P 500 Index Trust
S&P MidCap Index Trust

Fixed-Income Funds

Corporate Funds
Government Funds
Municipal Funds

11579BR-10/98
(Copyright logo) 1998 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC.